PROPERTY, PLANT AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 12,899,352,492		¥ 10,116,744,866
Less: Accumulated depreciation	(3,497,199,736)		(3,087,018,295)
Subtotal	9,402,152,756		7,029,726,571
Construction in progress	806,051,793		1,246,173,113
Net Value	10,208,204,549		8,275,899,684		$ 1,466,316,836
Depreciation of property, plant and equipment	737,584,653	$ 105,947,406	802,022,200	¥ 600,541,219
Receivables Related To Disposal Of Property, Plant And Equipment	269,221,102		198,818,135	1,072,424,435
Gain (Loss) on Disposition of Property Plant Equipment	(67,953,732)	(9,760,943)	(48,168,035)	82,411,232
Property, plant and equipment impairment	68,262,038	$ 9,805,228	14,548,043	¥ 0
Pledged property, plant and equipment	2,158,435,628		2,306,559,529
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,567,558,224		2,263,778,746
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	8,785,627,088		7,402,215,351
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	45,116,481		41,488,896
Furniture, fixture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 501,050,699		¥ 409,261,873